RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 01, 2020	Aug. 28, 2020	Feb. 26, 2020	Apr. 30, 2021	Sep. 01, 2020	Jan. 31, 2021	Jul. 31, 2021	Jan. 31, 2020
Affiliate, Collateralized Security [Line Items]
Accrued expenses related party						$ 106,173	$ 71,173	$ 155,750
Number of shares issued						45,000
Value of shares issued				$ 107,500		$ 18,900
Series C Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Number of shares issued	100	150	250		100
Value of shares issued					$ 11,177